Rockefeller California Municipal Bond ETF

Schedule of Investments

April 30, 2026 (Unaudited)

MUNICIPAL BONDS & NOTES - 98.5%	Rate	Maturity Date	Principal Amount	Value
California - 94.8%
Avenal Public Financing Authority, Call 06/08/26(a)	5.00%	09/01/2036	$40,000	$40,001
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Call 07/01/34(a)	5.25%	07/01/2054	500,000	517,479
California Community Choice Financing Authority, Call 11/01/35, Put 02/01/35(b)	5.00%	04/01/2056	150,000	160,848
California County Tobacco Securitization Agency, Call 05/24/26(c)	0.00%	06/01/2046	1,250,000	346,282
California County Tobacco Securitization Agency, Call 05/24/26(c)	0.00%	06/01/2050	100,000	23,229
California County Tobacco Securitization Agency, Call 06/08/26(d)	6.00%	06/01/2042	95,000	95,148
California Health Facilities Financing Authority, Call 06/08/26(a)	5.00%	10/01/2044	300,000	300,176
California Health Facilities Financing Authority, Call 09/01/28(a)	5.00%	09/01/2048	100,000	96,231
California Housing Finance Agency, FHA 542(C), Call 08/01/33(a)	5.00%	08/01/2055	500,000	505,332
California Infrastructure & Economic Development Bank, Call 07/01/31(a)(d)(e)	5.13%	07/01/2054	300,000	278,701
California Municipal Finance Authority, CMI, Call 05/29/26(a)	5.00%	05/15/2047	250,000	251,463
California Municipal Finance Authority, Call 05/29/26(a)	5.00%	11/01/2040	45,000	45,001
California Municipal Finance Authority, Call 06/01/28(a)(e)	5.00%	06/01/2048	150,000	144,124
California Municipal Finance Authority, Call 09/01/30(a)	4.00%	09/01/2050	200,000	163,797
California Municipal Finance Authority, Call 10/01/30(a)(e)	5.00%	10/01/2049	50,000	46,846
California Municipal Finance Authority, Call 07/01/31(a)	4.00%	07/01/2055	150,000	117,315
California Municipal Finance Authority, Call 01/01/32(a)(d)(e)	5.38%	01/01/2055	250,000	249,592
California Municipal Finance Authority, Call 07/01/32(a)	5.50%	07/01/2060	500,000	532,459
California Municipal Finance Authority, Call 09/01/36(a)	5.25%	09/01/2055	250,000	252,774
California Municipal Finance Authority(f)	5.00%	10/01/2031	10,000	10,832
California Public Finance Authority, Call 06/01/31(a)	6.50%	06/01/2054	175,000	166,372
California Public Finance Authority, Call 03/01/32(a)(d)(e)	6.63%	03/01/2065	400,000	410,778
California Public Finance Authority, Call 06/01/32(a)(d)(e)	6.63%	06/01/2065	150,000	158,558
California School Facilities Financing Authority, AG(a)(c)	0.00%	08/01/2049	1,500,000	464,623
California School Finance Authority, Call 06/08/26(a)(e)	5.00%	07/01/2036	250,000	250,128
California School Finance Authority, Call 06/08/26(a)(e)	5.00%	08/01/2036	275,000	275,042
California School Finance Authority, Call 06/08/26(a)(e)	5.00%	08/01/2045	70,000	68,235
California School Finance Authority, Call 07/01/28(a)(e)	5.00%	07/01/2045	300,000	295,665
California School Finance Authority, Call 08/01/28(a)(e)	5.00%	08/01/2038	40,000	40,524
California School Finance Authority, Call 07/01/29(a)(e)	5.00%	07/01/2049	225,000	224,600
California School Finance Authority, Call 10/01/30(a)(e)	5.00%	10/01/2042	25,000	25,351
California School Finance Authority, Call 06/01/31(a)(e)	5.00%	06/01/2043	280,000	280,551
California School Finance Authority, SAW, Call 07/01/32(a)(e)	5.60%	07/01/2064	150,000	140,562
California School Finance Authority, STI, Call 05/01/27(a)(d)(e)	5.88%	05/01/2047	200,000	200,292
California State Public Works Board, Call 09/01/35	5.00%	09/01/2050	500,000	527,163
California State University, Call 11/01/35(a)	5.25%	11/01/2056	300,000	321,982
California Statewide Communities Development Authority, AG, Call 08/15/32(a)(d)	5.25%	08/15/2052	300,000	304,478

California Statewide Communities Development Authority, CMI, Call 07/01/32(a)(d)	5.00%	07/01/2055	$250,000	$257,741
California Statewide Communities Development Authority, CMI, Call 04/01/33(a)	5.00%	04/01/2056	500,000	514,110
California Statewide Communities Development Authority, Call 05/29/26(a)	5.25%	12/01/2044	30,000	30,012
California Statewide Communities Development Authority, Call 05/29/26(a)	5.50%	12/01/2054	290,000	290,066
California Statewide Communities Development Authority, Call 06/08/26(a)	5.25%	12/01/2056	150,000	149,998
California Statewide Communities Development Authority, Call 06/01/28(a)(e)	5.25%	12/01/2043	25,000	25,505
California Statewide Communities Development Authority, STR, Call 09/01/30(a)	5.00%	09/01/2043	180,000	186,756
California Statewide Financing Authority, Call 06/08/26(d)	6.00%	05/01/2037	90,000	91,738
City of Los Angeles Department of Airports, Call 05/15/35(a)	5.50%	05/15/2055	400,000	426,690
City of Oakland, CA, STR, Call 09/01/32(a)(d)	5.25%	09/01/2055	250,000	254,048
County of Sacramento, CA Airport System Revenue, Call 07/01/35(a)	5.25%	07/01/2050	250,000	259,622
Downey Unified School District, GO, Call 08/01/33(a)(d)	4.00%	08/01/2052	500,000	470,559
Lammersville Joint Unified School District, STR, Call 09/01/32(a)(d)	5.25%	09/01/2055	500,000	514,477
Lompoc Valley Medical Center, GO, Call 06/08/26(a)(d)	4.00%	08/01/2037	500,000	468,871
Los Angeles Department of Water & Power, Call 07/01/34	5.25%	07/01/2054	250,000	259,597
Mountain House Community Facilities District, STR, Call 09/01/31(a)(d)	5.25%	09/01/2055	250,000	253,187
M-S-R Energy Authority(a)(d)	6.13%	11/01/2029	20,000	21,042
Poway Unified School District Public Financing Authority, BAM, STR, Call 06/08/26(a)	5.00%	10/01/2041	40,000	40,022
River Islands Public Financing Authority, AG, STR, Call 09/01/36(c)	0.00%	09/01/2062	1,450,000	217,103
San Diego County Regional Airport Authority, Call 06/08/26(a)	5.00%	07/01/2044	150,000	150,468
San Diego County Regional Airport Authority, Call 07/01/35(a)	5.50%	07/01/2055	250,000	266,474
San Francisco City & County Airport Comm-San Francisco International Airport, Call 05/01/35(a)	5.25%	05/01/2055	250,000	259,634
San Francisco City & County Airport Comm-San Francisco International Airport, Call 05/01/35(a)	5.25%	05/01/2055	250,000	260,752
Silicon Valley Tobacco Securitization Authority, Call 06/08/26(c)	0.00%	06/01/2036	500,000	285,790
Silicon Valley Tobacco Securitization Authority, Call 06/08/26(c)	0.00%	06/01/2041	500,000	188,863
State of California, GO, Call 09/01/33	5.25%	09/01/2053	150,000	159,815
Washington Township Health Care District, GO, Call 05/29/26(a)(d)	5.00%	08/01/2043	275,000	275,111
				14,910,585

Puerto Rico - 3.7%
Children's Trust Fund, Call 06/08/26(d)	5.50%	05/15/2039	160,000	162,511
Children's Trust Fund, Call 06/08/26(d)	5.63%	05/15/2043	210,000	213,043
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Call 07/01/28(a)(d)	4.55%	07/01/2040	27,000	27,041
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Call 07/01/28(a)(d)	4.75%	07/01/2053	45,000	43,043

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Call 07/01/28(a)(d)	4.78%	07/01/2058	$150,000	$143,397
				589,035

TOTAL MUNICIPAL BONDS & NOTES (Cost $15,256,565)				15,499,620

TOTAL INVESTMENTS - 98.5% (Cost $15,256,565)				$15,499,620
Other Assets in Excess of Liabilities - 1.5%				233,269
TOTAL NET ASSETS - 100.0%				$15,732,889

Percentages are stated as a percent of net assets.

AG	Assured Guaranty
BAM	Build America Mutual Assurance Co.
CMI	California Mortgage Insurance
GO	General Obligation
SAW	State Aid Withholding
STI	State Tax Intercept
STR	Special Tax Revenue

(a)	Sinkable security.
(b)	Adjustable rate security. Rate disclosed is as of April 30, 2026.
(c)	Zero coupon bond issued at a discount.
(d)	Fixed coupon bond issued at a discount.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $3,115,054 or 19.8% of the Fund's net assets.
(f)	At maturity security. Interest is paid in full at the maturity date.